LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Types of insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	£ 84,366	£ 86,949
New business	5,684	5,476
Changes in existing business	6,798	(8,072)
Change in liabilities charged to the income statement (note 10)	12,482	(2,596)
Exchange and other adjustments	(36)	13
Ending Balance	96,812	84,366
Participating investment contracts [Member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	13,912	15,881
New business	37	31
Changes in existing business	114	(2,000)
Change in liabilities charged to the income statement (note 10)	151	(1,969)
Ending Balance	14,063	13,912
Gross amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	98,278	102,830
New business	5,721	5,507
Changes in existing business	6,912	(10,072)
Change in liabilities charged to the income statement (note 10)	12,633	(4,565)
Exchange and other adjustments	(36)	13
Ending Balance	110,875	98,278
Reinsurer's share of amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	(716)	(563)
New business	(45)	(42)
Changes in existing business	46	(111)
Change in liabilities charged to the income statement (note 10)	1	(153)
Ending Balance	(715)	(716)
Net amount arising from insurance contracts [member]
LIABILITIES ARISING FROM INSURANCE CONTRACTS AND PARTICIPATING INVESTMENT CONTRACTS (Details) - Schedule of Life Insurance and Participating Contract Liabilities [Line Items]
Beginning Balance	97,562	102,267
New business	5,676	5,465
Changes in existing business	6,958	(10,183)
Change in liabilities charged to the income statement (note 10)	12,634	(4,718)
Exchange and other adjustments	(36)	13
Ending Balance	£ 110,160	£ 97,562